UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-2898

Value Line Cash Fund, Inc.
--------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item I. Reports to Stockholders.

                               -----------------
                                 ANNUAL REPORT
                               -----------------
                               December 31, 2004
                               -----------------


                                 The Value Line
                                Cash Fund, Inc.


                                     [LOGO]
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

The VaLue Line Cash Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

For the year ended December 31, 2004, the total return for The Value Line Cash Fund was 0.47%. This was below the average taxable money market fund return of 0.60% for calendar year 2004, as compiled by Lipper Analytical Services(1). For the 7-day and 30-day periods ended December 31st, the Fund's yield was 1.29% and 1.22%, respectively. As of December 31, 2004, the total net assets of the Fund w ere $175.1 million.

We continue to place priority on safer securities of the highest quality. U.S. Government Agency obligations and other first-tier securities make up the two largest classifications of the portfolio (92.9%). ("First-tier" securities refer to those assigned the highest rating by at least two nationally recognized rating organizations.) No investments with ratings below the first-tier level are currently being considered. In evaluating new commercial paper, we also look for a minimum Safety Rank of 3 and a Financial Strength Rating of B or higher, according to The Value Line Investment Survey.

The Federal Reserve raised interest rates last year, increasing the Federal Funds rate from a forty-five year low of 1.00% at the start of the year, to 2.25% by year-end 2004. These steps were taken as the economy clearly recovered from the mild recession of 2001 and the negative real rates being offered were no longer necessary. We believe the Federal Reserve will continue along its path of measured increases during 2005. Given the Fund's low average maturity, currently 17 days, we will be able to pass along higher rates as the Federal Reserve continues its measured pace of tightening. Please see the accompanying "Economic Observations" insert for our current thinking on the economy.

We appreciate your confidence in the Value Line Cash Fund and look forward to serving your investment needs in the future.

                                        Sincerely,


                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        Chairman and President

February 16, 2005

--------------------------------------------------------------------------------
(1) Lipper Money Market Funds invest in high quality financial instruments rated in the top two grades with dollar- weighted average maturities of less than 90 days, and intend to keep a constant NAV. An investment cannot be made in a Peer Group Average.


--------------------------------------------------------------------------------
2

                                                  The Value Line Cash Fund, Inc.

Cash Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The maturing business expansion continues to move along at a healthy 3%-4% pace, a level of growth that is underpinned by moderate and steady levels of consumer spending and industrial activity. Moreover, recent trends suggest that the present rate of improvement on the economic front will be sustained over the next several quarters.

Helping the expansion along should be high levels of activity in the housing, auto, retail, manufacturing, and service sectors. This steady growth is likely to be accompanied by modest levels of inflation for the most part. The wild card in the equation, and the reason that we are not forecasting an even greater level of economic growth, is the near-record price of oil. High oil prices threaten the sustainability of the business expansion and the level of price stability.

The continuing moderate pace of gross domestic product growth and accompanying modest inflation should have positive ramifications. That's because this combination probably will allow the Federal Reserve Board to pursue a measured monetary tightening course over the next year. Our feeling is that the Fed will increase rates sufficiently to keep inflation subdued, in the aggregate, but will not raise rates aggressively enough to derail the business expansion.

Our economic forecast, it should be noted, excludes allowances for a further escalation in global military conflict or a new incidence of worldwide terrorism, neither of which can be predicted with any degree of accuracy as to scope or timing.


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

                                                                                    Expenses*
                                                                                   paid during
                                                  Beginning         Ending           period
                                                   account         account           7/1/04
                                                    value           value             thru
                                                   7/1/04          12/31/04         12/31/04
                                                   ------          --------         --------
Actual .......................................   $1,000.00        $1,003.91          $4.43
Hypothetical (5% return before expenses) .....   $1,000.00        $1,020.71          $4.47

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of .88% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                                  The Value Line Cash Fund, Inc.

Schedule of Investments                                        December 31, 2004
--------------------------------------------------------------------------------

  Principal
    Amount                                                                                        Maturity         Value
(in thousands)                                                                     Yield+           Date       (in thousands)
-----------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (62.2%)
 $  35,000  Federal Home Loan Banks ............................................    2.26          1/14/05         $ 34,972
    15,000  Federal Home Loan Banks ............................................    2.13          1/19/05           14,984
    30,000  Federal Home Loan Banks ............................................    2.27          1/19/05           29,966
    10,000  Federal Home Loan Banks ............................................    1.98          1/21/05            9,989
    10,000  Federal Home Loan Banks ............................................    2.14          1/21/05            9,988
     3,000  Federal Home Loan Banks ............................................    1.50           5/4/05            3,000
     3,000  Federal Home Loan Banks ............................................    1.66          5/10/05            3,000
     3,000  Federal Home Loan Banks ............................................    2.02           6/8/05            3,000
 ---------                                                                                                        --------
   109,000  TOTAL U.S. GOVERNMENT AND AGENCY
 ---------    OBLIGATIONS ......................................................                                   108,899
                                                                                                                  --------

TAXABLE MUNICIPAL SECURITIES (6.8%)
     7,000  Mississippi Business Financial Corp., Industrial Development
              Revenue Bonds, Series 1994, (Bryab Foods, Inc. Project)
              Gtd. Sara Lee Corp. (Weekly Put.) ................................    2.50(1)        1/4/05*           7,000
     5,000  State of Texas, Veterans Housing Assistance, Refunding Bonds,
              Series 1994 A-2, Pledge Pledge (Weekly Put.) .....................    2.40(1)        1/4/05*           5,000
 ---------                                                                                                        --------
    12,000  TOTAL TAXABLE MUNICIPAL SECURITIES .................................                                    12,000
 ---------                                                                                                        --------
            TOTAL INVESTMENTS (69.0%)
              (Amortized Cost $120,899,000) ....................................                                   120,899
                                                                                                                  --------


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

  Principal
    Amount                                                                                                   Value
(in thousands)                                                                                          (in thousands)
----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (30.7%)
  (including accrued interest)
  $ 20,000   Collateralized by $19,155,000 U.S. Treasury Bonds 5 1/4%, due 2/15/29, with a value of
               $20,424,019 (with UBS Warburg LLC, 1.5%, dated 12/31/04, due 1/3/05, delivery value
               $20,002,500) ............................................................................   $ 20,001

    17,000   Collateralized by $14,375,000 U.S. Treasury Bonds 10 3/8%, due 11/15/12, with a value of
               $17,354,164 (with State Street Bank and Trust Co., 1.45%, dated 12/31/04, due 1/3/05,
               delivery value $17,002,054) .............................................................     17,001

    16,700   Collateralized by $17,095,000 U.S. Treasury Bonds 1 5/8%, due 9/30/05, with a value of
               $16,972,130 (with Morgan Stanley Dean Witter & Co., 1.4%, dated 12/31/04, due 1/3/05,
               delivery value $16,701,948) .............................................................     16,701
  --------                                                                                                 --------
    53,700   TOTAL REPURCHASE AGREEMENTS
  --------     (Amortized Cost $53,703,000) ............................................................     53,703
                                                                                                           --------
             CASH AND OTHER ASSETS OVER LIABILITIES (0.3%)                                                      537
                                                                                                           --------
             NET ASSETS (100.0%) .......................................................................   $175,139
                                                                                                           ========
             NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER OUTSTANDING
               SHARE ...................................................................................   $   1.00
                                                                                                           ========

+ Rate frequency for floating rate notes at December 31,2004: (1) Weekly. The rate shown on floating rate and discount securities represents the yield at the end of the reporting period.

*     The maturity date shown is the date of the next interest rate change.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                                  The Value Line Cash Fund, Inc.

Statement of Assets and Liabilities
at December 31, 2004
--------------------------------------------------------------------------------

                                                                      Dollars
                                                                   (in thousands
                                                                    except per
                                                                   share amount)
                                                                   ------------
Assets:
Investment securities, at value
  (Amortized cost - $120,899) ..............................        $ 120,899
Repurchase agreements (Cost - $53,703) .....................           53,703
Cash .......................................................               42
Receivable for capital shares sold .........................            1,044
Interest receivable ........................................               60
                                                                    ---------
     Total Assets ..........................................          175,748
                                                                    ---------
Liabilities:
Payable for capital shares repurchased .....................              407
Accrued expenses:
  Advisory fee .............................................               60
  Service and distribution plan fees .......................               37
  Other ....................................................              105
                                                                    ---------
     Total Liabilities .....................................              609
                                                                    ---------
Net Assets .................................................        $ 175,139
                                                                    =========
Net Assets consist of:
Capital stock, at $.10 par value
  (authorized 2 billion shares,
  outstanding 175,178,072) .................................        $  17,518
Additional paid-in capital .................................          157,619
Undistributed net investment
  income ...................................................                5
Accumulated net realized loss on
  investments ..............................................        $      (3)
                                                                    ---------
     Net Assets ............................................        $ 175,139
                                                                    =========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share ........................................        $    1.00
                                                                    =========


Statement of Operations for the
Year Ended December 31, 2004
--------------------------------------------------------------------------------

                                                                    Dollars
                                                                (in thousands)
                                                                --------------
Investment Income:
Interest ...................................................        $ 2,650
                                                                    -------
Expenses:
Advisory fee ...............................................            807
Service and distribution plan fees .........................            504
Transfer agent fees ........................................            194
Auditing and legal fees ....................................             55
Printing ...................................................             42
Registration and filing fees ...............................             37
Postage ....................................................             38
Custodian fees .............................................             34
Insurance ..................................................             24
Directors' fees and expenses ...............................             22
Telephone ..................................................             19
                                                                    -------
    Total Expenses Before Custody
      Credits ..............................................          1,776
    Less: Custody Credits ..................................             (1)
                                                                    -------
    Net Expenses ...........................................          1,775
                                                                    -------
Net Investment Income ......................................            875
                                                                    -------
Net Realized Gain ..........................................              3
                                                                    -------
Net Increase in Net Assets from
  Operations ...............................................        $   878
                                                                    =======


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended December 31, 2004 and 2003
--------------------------------------------------------------------------------

                                                      Year Ended         Year Ended
                                                      December 31,       December 31,
                                                          2004               2003
                                                       ----------------------------
                                                           (Dollars in thousands)
Operations:
  Net investment income ...........................    $     875          $     904
  Net realized gain (loss) on investments .........            3                 (6)
                                                       ----------------------------
  Net increase in net assets from operations ......          878                898
                                                       ----------------------------
Distributions to Shareholders:
  Net investment income ...........................         (870)              (904)
                                                       ----------------------------
Capital Share Transactions:
  Net proceeds from sale of shares ................      410,944            671,250
  Net proceeds from reinvestment of dividends .....          856                904
                                                         411,800            672,154
  Cost of shares repurchased                            (433,737)          (754,870)
                                                       ----------------------------
  Net decrease from capital share transactions ....      (21,937)           (82,716)
                                                       ----------------------------
Total Decrease in Net Assets ......................      (21,929)           (82,722)
Net Assets:
  Beginning of year ...............................      197,068            279,790
                                                       ----------------------------
  End of year .....................................    $ 175,139          $ 197,068
                                                       ============================
Undistributed net investment income,
  at end of year ..................................    $       5          $      --
                                                       ============================


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                                  The Value Line Cash Fund, Inc.

Notes to Financial Statements                                  December 31, 2004
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Security Transactions. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified cost method.

(D) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Dividends, Distributions to Shareholders and Capital Share Transactions

The Fund earns interest daily on its investments and distributes daily on each day the Fund is open for business all of its net investment income. Net realized gains, if any,


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

will be distributed once a year. Earnings for Saturdays, Sundays and holidays are paid as a dividend on the next business day. All such distributions are automatically credited to shareholder accounts in additional shares at net asset value of the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

3. Tax Information

At December 31, 2004 the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes is approximately $174,602,000. At December 31, 2004, there is no unrealized appreciation or depreciation of investments.

For the year ended December 31, 2004, the Fund utilized $2,801 of its carryover loss. The Fund has a net capital loss carryover at December 31, 2004 of $3,103 which will expire in the year 2011. To the extent future capital gains are offset by such losses, the Fund does not anticipate distributing any such gains to the shareholders. The tax character of the distributions paid during the year ended December 31, 2004, and 2003, were from ordinary income.

4. Investment Advisory Contract, Management Fees, and Transactions with
   Affiliates

An advisory fee of $806,639 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2004. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $504,149 were paid or payable to the Distributor under this Plan for the year December 31, 2004.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

For the year ended December 31, 2004, the Fund's expenses were reduced by $924 under a custody credit agreement with the custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 29,030,561 shares of the Fund's capital stock, representing 16.6% of the outstanding shares at December 31, 2004. In addition, certain officers and directors of the Fund owned 3,691,453 shares of the Fund, representing 2.1% of the outstanding shares.


--------------------------------------------------------------------------------
10

                                                  The Value Line Cash Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                              Years Ended December 31,
                                      ------------------------------------------------------------------------
                                         2004            2003           2002            2001            2000
                                      ------------------------------------------------------------------------
Net asset value, beginning
  of year .........................   $  1.000        $  1.000        $  1.000        $  1.000        $  1.000
                                      ------------------------------------------------------------------------
  Net investment income ...........        005           0.004           0.011           0.034           0.058
  Dividends from net investment
    income ........................      (.005)         (0.004)         (0.011)         (0.034)         (0.058)
                                      ------------------------------------------------------------------------
  Change in net asset value .......         --              --              --              --              --
                                      ------------------------------------------------------------------------
Net asset value, end of year ......   $  1.000        $  1.000        $  1.000        $  1.000        $  1.000
                                      ========================================================================
Total return ......................       0.47%           0.35%           1.06%           3.37%           5.80%

Ratios/Supplemental Data:
Net assets, end of year
  (in thousands) ..................   $175,139        $197,068        $279,790        $416,753        $379,225
Ratio of expenses to average
  net assets (1) ..................       0.88%           0.85%           0.78%           0.78%           0.67%
Ratio of net investment income to
  average net assets ..............       0.43%           0.38%           1.06%           3.22%           5.64%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Value Line Cash Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Cash Fund, Inc. (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

February 25, 2005


--------------------------------------------------------------------------------
12

                                                  The Value Line Cash Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                                      Principal
                                                                      Occupation
                                                    Length of         During the                           Other Directorships
Name, Address, and Age       Position               Time Served       Past 5 Years                         Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors*

Jean Bernhard Buttner        Chairman of the        Since 1983        Chairman, President and              Value Line, Inc.
Age 70                       Board of Directors                       Chief Executive Officer of
                             and President                            Value Line, Inc. (the
                                                                      "Adviser") and Value Line
                                                                      Publishing, Inc. Chairman
                                                                      and President of each of the
                                                                      14 Value Line Funds and
                                                                      Value Line Securities, Inc.
                                                                      (the "Distributor").
------------------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth               Director               Since 2000        Real Estate Executive:               None
5 Outrider Road                                                       President, Ruth Realty (real
Rolling Hills, CA 90274                                               estate broker); Director of
Age 70                                                                the Adviser since 2000.
------------------------------------------------------------------------------------------------------------------------------------

Non-Interested Directors

John W. Chandler             Director               Since 1991        Consultant, Academic                 None
1611 Cold Spring Rd.                                                  Search Consultation
Williamstown, MA 01267                                                Service, Inc. Trustee
Age 81                                                                Emeritus and Chairman
                                                                      (1993-1994) of the Board
                                                                      of Trustees of Duke
                                                                      University; President
                                                                      Emeritus, Williams
                                                                      College.
------------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Director               Since 2000        Customer Support Analyst,            None
4921 Buckingham Drive                                                 Duke Power Company.
Charlotte, NC 28209
Age 63


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                      Principal
                                                                      Occupation
                                                    Length of         During the                           Other Directorships
Name, Address, and Age       Position               Time Served       Past 5 Years                         Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Francis Oakley                Director              Since 2000        Professor of History,                Berkshire Life
54 Scott Hill Road                                                    Williams College, 1961 to            Insurance Company.
Williamstown, MA 01267                                                present. President Emeritus          of America
Age 73                                                                since 1994 and President,
                                                                      1985-1994; Chairman
                                                                      (1993-1997) and Interim
                                                                      President (2002) of the
                                                                      American Council of
                                                                      Learned Societies.
------------------------------------------------------------------------------------------------------------------------------------
David H. Porter               Director              Since 1997        Visiting Professor of                None
5 Birch Run Drive                                                     Classics, Williams College,
Saratoga Springs, NY                                                  since 1999; President
12866                                                                 Emeritus, Skidmore
Age 69                                                                College since 1999 and
                                                                      President, 1987-1998.
------------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts            Director              Since 1983        Chairman, Institute for              A. Schulman Inc.
169 Pompano St.                                                       Political Economy.                   (plastics)
Panama City Beach, FL
32413
Age 66
------------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr             Director              Since 1996        Senior Financial Advisor,            None
1409 Beaumont Drive                                                   Hawthorne, since 2001;
Gladwyne, PA 19035                                                    Chairman, Radcliffe
Age 56                                                                College Board of Trustees.
                                                                      1990-1999.
------------------------------------------------------------------------------------------------------------------------------------

Officers

Bradley Brooks                Vice President        Since 2001        Portfolio Manager with the           --
Age 42                                                                Adviser since 1999;
                                                                      Securities Analyst with the
                                                                      Adviser, 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Charles Heebner               Vice President        Since 1991        Senior Portfolio Manager             --
Age 68                                                                with the Adviser.
------------------------------------------------------------------------------------------------------------------------------------
Sigourney B. Romaine          Vice President        Since 2004        Portfolio Manager with
Age 61                                                                theAdviser since 2002;
                                                                      Securities Analyst with the
                                                                      Adviser, 1991-2002.


--------------------------------------------------------------------------------
14

                                                  The Value Line Cash Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                                            Principal
                                                                                            Occupation
                                                                     Length of              During the
Name, Address, and Age        Position                               Time Served            Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
David T. Henigson             Vice President, Secretary and          Since 1994             Director, Vice President
Age 46                        Treasurer                                                     and Compliance Officer of
                                                                                            the Adviser. Director and
                                                                                            Vice President of the
                                                                                            Distributor. Vice President,
                                                                                            Secretary Treasurer and
                                                                                            Chief Compliance Officer
                                                                                            each of the 14 Value Line
                                                                                            Funds.
---------------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 --Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
16

INVESTMENT ADVISER                     Value Line, Inc.
                                       220 East 42nd Street
                                       New York, NY 10017-5891

DISTRIBUTOR                            Value Line Securities, Inc.
                                       220 East 42nd Street
                                       New York, NY 10017-5891

CUSTODIAN BANK                         State Street Bank and Trust Co.
                                       225 Franklin Street
                                       Boston, MA 02110

SHAREHOLDER                            State Street Bank and Trust Co.
SERVICING AGENT                        c/o BFDS
                                       P.O. Box 219729 Kansas
                                       City, MO 64121-9729

INDEPENDENT                            PricewaterhouseCoopers LLP
REGISTERED PUBLIC                      300 Madison Avenue
ACCOUNTING FIRM                        New York, NY 10017

LEGAL COUNSEL                          Peter D. Lowenstein, Esq.
                                       Two Sound View Drive, Suite 100
                                       Greenwich, CT 06830

DIRECTORS                              Jean Bernhard Buttner
                                       John W. Chandler
                                       Frances T. Newton
                                       Francis C. Oakley
                                       David H. Porter
                                       Paul Craig Roberts
                                       Marion N. Ruth
                                       Nancy-Beth Sheerr

OFFICERS                               Jean Bernhard Buttner
                                       Chairman and President
                                       Bradley T. Brooks
                                       Vice President
                                       Charles Heebner
                                       Vice President
                                       Sigourney B. Romaine
                                       Vice President
                                       David T. Henigson
                                       Vice President and
                                       Secretary/Treasurer
                                       Joseph Van Dyke
                                       Assistant Secretary/Treasurer

An investment in The Value Line Cash Fund, Inc. is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #532846

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)   Audit Fees 2004 - $8,891; Audit Fees 2003 - $29,140.

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2004 -$4,570; Tax Preparation Fees 2003 -
            $6,840.

      (d)   All Other Fees - None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g) Aggregate Non-Audit Fees 2004 -$4,570; Aggregate Non-Audit Fees 2003- $6,840.

      (h)   Not applicable.

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         ---------------------------------
         Jean B. Buttner, President


Date:    March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ David T. Henigson
         -----------------------------------------------------------
         David T. Henigson, Vice President, Treasurer, Principal
         Financial Officer


Date:    March 4, 2005